Document and Entity Information	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	001-34249
Entity Registrant Name	FARMER BROTHERS CO
Entity Central Index Key	0000034563
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-0725980
Entity Address, Address Line One	1912 Farmer Brothers Drive
Entity Address, City or Town	Northlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	888
Local Phone Number	301-04898
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FARM
Security Exchange Name	NASDAQ